Fees Summary	Nov. 18, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,290,000
Total Fee Amount	1,006.75
Total Offset Amount		[1]
Net Fee	$ 1,006.75

[1]	The Registrant does not have any fee offsets.